Document And Entity Information (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Jun. 30, 2010
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Registrant Name	CUMULUS MEDIA INC
Entity Central Index Key	0001058623
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 49.5
Entity Current Reporting Status	No
Entity Voluntary Filers	No